Organization and Principal Activities	12 Months Ended
Mar. 31, 2025
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Solowin Holdings (the “Company”) is a company incorporated in Cayman Islands with limited liability on July 23, 2021. The Company is an investment holding company.

Solomon JFZ (Asia) Holdings Limited (“SJFZ”) was incorporated on July 25, 2016. SJFZ is a limited liability corporation licensed with the Hong Kong Securities and Futures Commission (“HKSFC”) to carry out regulated activities including Type 1 (Dealing in Securities), Type 4 (Advising on Securities), Type 6 (Advising on Corporate Finance) and Type 9 (Asset Management).

On December 4, 2023, as a part of the strategic expansion into the private wealth management business, the Company formed a new wholly owned subsidiary, Solomon Private Wealth Limited (“SPW”), under the laws of Hong Kong.

Solomon Global Asset Management Limited (“SGAM”) is a wholly owned subsidiary of SPW and is a company incorporated in British Virgin Islands with limited liability on August 4, 2023. On March 12, 2025, SPW entered into a preliminary agreement for the acquisition from an external third party of 100% of equity interest of SGAM. The transaction was completed on March 13, 2025.

The Company together with its subsidiaries (collectively the “Group”) are primarily engaged in providing corporate finance services, wealth management services, asset management services and virtual assets services in Hong Kong.

Details of the Company and its subsidiaries are set out in the table as follows:

	Date of	Percentage of effective ownership As of March 31,		Place of
Name	incorporation	2025	2024	incorporation	Principal activities
Solowin Holdings	July 23, 2021	N/A	N/A	Cayman Islands	Investment holding
Solomon JFZ (Asia) Holdings Limited	July 25, 2016	100%	100%	Hong Kong	Securities and virtual assets dealings and brokerage; advising on securities; corporate consultancy services; and asset management services
Solomon Private Wealth Limited	December 4, 2023	100%	100%	Hong Kong	Wealth management and financial planning services
Solomon Global Asset Management Limited	August 4, 2023 (Acquired on March 13, 2025)	100%	-	British Virgin Islands	Dormant

Reorganization

Previous to a group reorganization (the “Group Reorganization”), both the Company and Master Venus Limited (the “Predecessor Parent Company”), a company incorporated in Samoa, were ultimately owned 33% by Ms. Xue Yao (“Ms. Yao”), 34% by Mr. Ling Ngai Lok (“Mr. Lok”) and 33% by Mr. Xiaohang Zhang (“Mr. Zhang”).

Pursuant to the Group Reorganization to rationalize the structure of the Company and its subsidiary in preparation for the listing of the shares, the Company becomes the holding company of SJFZ on October 17, 2022, which involves the transfer of the entire equity interest of SJFZ by the Predecessor Parent Company. The Company, together with its wholly-owned subsidiary, is effectively controlled by the same controlling shareholders, i.e., ultimately held as to 33% by Ms. Yao, 34% by Mr. Lok and 33% by Mr. Zhang, before and after the Group Reorganization and therefore the Group Reorganization is considered as a recapitalization of entities under common control. The consolidation of the Company and its subsidiary has been accounted for at historical cost. No amount is recognized in respect of goodwill or excess of acquirer’s interest in the net fair value of acquiree’s identifiable assets, liabilities and contingent liabilities over cost at the time of common control combination. The consolidated statements of (loss) income and comprehensive (loss) income, consolidated statements of changes in shareholders’ equity and consolidated statements of cash flows are prepared as if the current group structure had been in existence throughout the years ended March 31, 2025 and 2024, or since the respective dates of incorporation/establishment of the relevant entity, where this is a shorter period. The consolidated balance sheets as of March 31, 2025 and 2024 present the assets and liabilities of the companies now comprising the Group which had been incorporated/established as at the relevant balance sheet date as if the current group structure had been in existence at those dates.

On December 7, 2022, the Company’s shareholders and Board of Directors approved to amend the authorized share capital from $10,000, divided into 10,000 ordinary shares of a par value of $1 per share, to $100,000, divided into 1,000,000,000 ordinary shares of a par value of $0.0001 per share. The Company believes it is appropriate to reflect such changes in share structure on a retroactive basis pursuant to ASC 260. The Company has retroactively restated all shares and per share data for all periods presented. On the same day, the shareholders of the Company surrendered 488,000,000 ordinary shares of $0.0001 par value each for no consideration. The issued and outstanding shares of the Company changed from 500,000,000 to 12,000,000. As a result, the Company had 1,000,000,000 authorized shares, par value of $0.0001, of which 12,000,000 shares were issued and outstanding as of March 31, 2023.

Initial Public Offering

On September 6, 2023, the Company announced the closing of its IPO of 2,000,000 ordinary shares, $0.0001 par value per share at an offering price of $4.00 per share for a total of $8,000,000 in gross proceeds. The Company raised total net proceeds of $7,065,000, which was reflected in the consolidated statements of cash flows, after deducting underwriting discounts and commissions and offering expenses. The ordinary shares of the Company began trading on the Nasdaq Stock Market in the United States on September 7, 2023 under the symbol “SWIN”.